Expense Example, No Redemption - Vert Global Sustainable Real Estate ETF - Vert Global Sustainable Real Estate ETF Class	Oct. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 46
Expense Example, No Redemption, 3 Years	151
Expense Example, No Redemption, 5 Years	273
Expense Example, No Redemption, 10 Years	$ 629